Investment in Joint Ventures	12 Months Ended
Dec. 31, 2024
Investment in Joint Ventures [Abstract]
Investment in joint ventures

Note 16. Investment in joint ventures

			Proportion of ownership interest and voting rights held by the Company
Name of joint venture	Principal activity	Place of incorporation and principal place of business	As of December 31, 2024	As of December 31, 2023
Promedical S.A.	Marketing and pharmaceuticals	Santa Cruz de la Sierra, Bolivia	50%	50%

Promedical S.A. is accounted for using the equity method in these Consolidated Financial Statements. Pursuant to a shareholder agreement, the Group has the right to cast 50% of the votes at shareholder meetings of Promedical S.A.

The other summary information that precedes the reconciliation to the Group’s carrying amount represents amounts included in the IFRS financial statements of the joint venture, not the Procaps Group share of these amounts, although they are adjusted to reflect fair value adjustments upon acquisition or accounting policy alignments.

Summarized financial information of Promedical S.A is set out below. The summarized financial information below represents amounts in the Promedical S.A.’s financial statements prepared in accordance with IFRS Accounting Standards, adjusted by the Group for equity accounting purposes.

	As of December 31
	2024	2023
Current assets	$9,202	$9,128
Non-current assets	2,505	2,940
Current liabilities	8,157	7,848
Non-current liabilities	1,092	1,047
Equity	2,458	3,173
	For the year ended December 31
	2024	2023
Revenue	20,938	19,891
Loss of the year	(762)	(647)
Total comprehensive loss	(762)	(647)

	As of December 31
	2024	2023
Net assets of Promedical S,A,	$2,458	$3,173
Proportion of the Group’s ownership interest in Promedical S,A,	1,229	1,587
Unrealized gains on upstream and downstream transactions with equity-method investees	306	441
Carrying amount of the Group’s interest in Promedical S,A,	$1,535	$2,028